Goodwill And Other Intangible Assets (Schedule Of Intangible Assets With Determinable Useful Lives By Major Category) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Gross Carrying Amount	$ 142,300	$ 142,300
Accumulated Amortization	(46,294)	(33,414)
Net Carrying Amount	96,006	108,886
Trade Name [Member]
Goodwill [Line Items]
Gross Carrying Amount	22,500	22,500
Accumulated Amortization	(7,721)	(5,512)
Net Carrying Amount	14,779	16,988
Technological Know-How [Member]
Goodwill [Line Items]
Gross Carrying Amount	55,300	55,300
Accumulated Amortization	(23,503)	(17,265)
Net Carrying Amount	31,797	38,035
Customer Related Intangible [Member]
Goodwill [Line Items]
Gross Carrying Amount	64,500	64,500
Accumulated Amortization	(15,070)	(10,637)
Net Carrying Amount	$ 49,430	$ 53,863